Statement Of Changes In Stockholders' Equity - USD ($)	Common Stock [Member]	Capital in Excess of Par Value [Member]	Accumulated Deficit [Member]	Total
Beginning Balance, Amount at Jul. 31, 2014	$ 677	$ 377,673	$ (661,275)	$ (282,925)
Beginning Balance, shares at Jul. 31, 2014	676,575
Interred interest on related party advances		516		516
Net loss for the year			10,119	10,119
Ending Balance, Amount at Jul. 31, 2015	$ 677	378,189	(651,160)	(272,294)
Ending Balance, shares at Jul. 31, 2015	676,575
Interred interest on related party advances		945		945
Stock issued for mineral property acquisition, Amount	$ 70,500	23,429,500		23,500,000
Stock issued for mineral property acquisition, Shares	70,500,000
Stock issued for satisfaction of debt, Amount	$ 30,090	346,173		376,263
Stock issued for satisfaction of debt, Shares	30,090,000
Shares for compensation, Amount	$ 1,830	278,170		280,000
Shares for compensation, Shares	1,830,000
Excess stock due to stock split	360
Net loss for the year			(25,785,792)	(25,785,792)
Ending Balance, Amount at Jul. 31, 2016	$ 103,097	$ 24,432,977	$ (26,436,952)	$ (1,900,878)
Ending Balance, shares at Jul. 31, 2016	103,096,935